(ICON)

Prudential
Small
Company
Value
Fund, Inc.

SEMI
ANNUAL
REPORT

March 31, 1999

(LOGO)

Prudential Small Company Value Fund, Inc.

Performance At A Glance
After last summer's panic that we might face a global recession, investors are slowly regaining confidence. Small-company stocks are recovering more slowly than those of large companies, and inexpensive value stocks more slowly than those of established growth companies. Although the Prudential Small Company
Value Fund trailed the Lipper average by a large margin, it performed in line with the Russell 2000 Value Index of small-company value stocks. Moreover, toward the end of our reporting period, as investors became convinced of economic growth ahead, we gained ground in March and--after the end of our reporting period--in April.

Cumulative Total Returns1                  As of 3/31/99

                            Six         One       Five
Ten         Since
                           Months       Year      Years
Years      Inception2
Class A                    -1.84%     -27.14%     69.06%
N/A        199.25%
Class B                    -2.20      -27.68      62.96
202.75%      603.84
Class C                    -2.20      -27.68       N/A
N/A         62.11
Class Z                    -1.74      -26.93       N/A
N/A         31.05
Lipper Small-Cap
Fund Avg.3                 12.53      -15.48      80.00
267.66           ***
Russell 2000 Value Index4  -1.50      -22.03      70.08
209.63           ****

Average Annual Total Returns1
As of 3/31/99

                   One         Five        Ten
Since
                   Year        Years      Years
Inception2
Class A          -30.79%       9.94%       N/A
12.05%
Class B          -32.68       10.12       11.71%
11.20
Class C          -29.41        N/A         N/A
10.68
Class Z          -26.93        N/A         N/A
9.18

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper,
Inc. The
  cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of
  5%, 4%, 3%, 2%, 1% and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1%, and a CDSC of 1% for 18 months. Class C shares bought before November 2,
  1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, 1/22/90; Class B, 11/13/80;
Class C, 8/1/94; Class
  Z, 3/1/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Small-
Cap Fund category.

4 The Russell 2000 Value Index is an unmanaged weighted index that comprises securities in the Russell 2000 Index with a less than average growth orientation. Investors cannot invest directly in an index.

*** Lipper Since Inception returns are 253.13% for Class A,
763.36% for Class
    B, 86.43% for Class C, and 30.42% for Class Z, based on all funds in each share class.

**** The Russell 2000 Value Index Since Inception returns are 220.08% for Class
     A, 1090.70% for Class B, 69.53% for Class C, and 32.16%
for Class Z.

How Investments Compared.
    (As of 3/31/99)
       (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth, but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly), and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio Manager's Report
------------------------------------------------------------
-------------------
(PHOTO)

Jay S. Kaplan
Fund Manager

Investment Goals and Style
The Prudential Small Company Value Fund invests primarily in stocks of small companies (those with a total market value of $1.5 billion or less), mostly located in the United States. The gap between the return on small companies and that on large companies can be substantial in either direction in any year. That is why investors are often advised to own both for diversification.

We follow a traditional value investment style: we look for good businesses with sound management that are selling for substantially less than a fair price. Historically, stocks of small companies have fluctuated a great deal, so we try to buy when they are bargains, and sell when they are expensive. We are aiming at good risk-adjusted returns consistently year after year. There can be no assurance that the Fund will achieve its investment objective.

My co-manager, Roger Ford, retired on January 29, 1999.

Performance Review
The investing environment was poor
In October 1998, investors were just regaining their confidence after crises in Asia, Russia, and Brazil had threatened global economic growth and financial stability. In August, investors had been very reluctant to buy anything except
U.S. Treasury bonds, and stock prices plummeted. If the Federal Reserve Board had not acted in September and October, investors might well have feared buying anything for some time.

When they returned to the market, buyers favored stocks of the very largest growth companies over all others. Not only did small-company stocks (measured by the Russell 2000 Index) underperform large-company stocks (measured by the
Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) by 17 percentage points over our six-month period, but the small-company value style of investing trailed small-company growth by 23 percentage points (as measured by the Russell 2000 Value and Growth Indexes). As the chart on the next page shows, recent investor preferences have been so strong as to pull the long-term averages askew: Whereas small-company value investing had been outperforming the S&P 500 through mid-1998, the recent flight to perceived safety sharply reversed its advantage. These two factors--small companies being strongly out of favor and our value-style disadvantage--substantially affected our return:
it was in line with the 1.50% decline of the Russell 2000
Value Index.

Part of the growth-style advantage reflected enthusiasm for Internet-related stocks that bid these companies' total market valuations to enormous levels, regardless of their earnings. In the first quarter of 1999, the Russell 2000
Index fell by 5.4 percentage points, but a Prudential
Securities study showed
that Internet-related stocks on the Index gained 2.9 points
(so other stocks
fell 8.3 points, on average). We did not own overpriced
Internet companies,
and that hurt our comparative performance. We focus on companies we believe to be undervalued; we don't try to ride a popularity wave.

Private buyers for undervalued companies
We try to buy attractive companies that are selling at much lower prices than we consider to be fair. We expect that, in most cases, stock investors will eventually come to recognize the value that we saw and will bid the share prices up. When that doesn't happen, other knowledgeable investors--such as competitors of a company, its customers, suppliers, or its own managers-- often will see the opportunity and make a private offer. In the past six months--a period in which investors were very slow to appreciate the earnings potential of small companies--eight of our holdings were involved in merger or acquisition activity that increased our return: Excel Industries (up 98%),
Dominick's Supermarkets (up 13%), Century Communications (up
63%), Banctec (up
14%), PLATINUM Technologies (up 90%), Blount International
(up 22%),
Centennial Cellular (up 25%), and Vanguard Cellular (up
13%).

In addition, some of our companies have hired investment bankers to accelerate the process of realizing unrecognized value: Sierra Healthcare Services (down
34%), World Fuel Services (down 6%), and Big Flower Holdings
(up 33%). Two
others, Sante Fe Energy and Snyder Oil, announced a plan in April to merge in order to stabilize their earnings with their complementary businesses and cut costs. Sante Fe and Snyder are energy exploration and production companies--a sector that hurt our return over our reporting period, but which came roaring back in April.

Our retailers and media companies performed well
In addition to our gains from the sale of Dominick's, some other retailers made substantial positive contributions to our return over the six-month period.
BJ's Wholesale Club rose 30%, and we took our profits.
Richfood Holdings--among
our larger holdings and up 41%--made a particularly notable contribution.

Portfolio Composition

Expressed as a percentage of net assets as of 3/31/99
Industrials                28%
Consumer Growth & Stable   22
Consumer Cyclical          16
Finance                    16
Technology                  7
Energy                      6
Utility                     3
Cash & Equivalents          2

We have been in unusual times
         (GRAPH)

The Russell 2000 Growth Index comprises securities in the
Russell 2000 Index
with a greater than average growth orientation. Companies in this index tend to exhibit higher price to book and price-earnings ratios.

The Russell 2000 Value Index comprises securities in the
Russell 2000 Index
with a less than average growth orientation. Companies in this index generally have low price to book and price-earnings ratios.

The S&P 500 Index, composed of stocks representing approximately 80% of the total market value of all publicly traded U.S. common stocks, is widely regarded as representative of the performance of the U.S.
stock market as a
whole.

The performance cited does not represent the performance of the Prudential
Small Company Value Fund. The total return values include reinvestment of all dividends. Past performance is not indicative of future results. Investors cannot invest directly in an index.

Source: Prudential Investments, Standard & Poor's, and Frank
Russell Company.

Review Cont'd.
------------------------------------------------------------
-------------------

Among media companies, in addition to the sale of Century
Communications, we
benefited from Young Broadcasting's 34% return for the six months.

But healthcare and energy hurt
HMOs and nursing homes were hit by the medicare budget reform. We believe that demographics ensure that these are growth industries and that both providers and the government will learn how to make them work. Two of our poorest positions were Sun Healthcare Group and Sierra. Sun (down 68%) operates nursing homes, but couldn't adjust to the new payment rules. We sold our shares. Sierra (down 34%) is an HMO that dominates the Las Vegas market.
Selling at only 10 times its earnings, Sierra has hired investment bankers to explore strategic alternatives, and is closing unprofitable operations. Its shares bounced up in April. Our energy holdings were hurt by the exceptionally low price of oil in 1998, but those prices were unsustainable and rose by about 50% by April 1999.

Looking Ahead
Trends are reversing
The two trends that hurt us over the past six months reversed in April:
small-company stocks performed much better than those of large companies, while value stocks in the Russell 2000 slightly outperformed growth stocks.
Industrials are our largest sector commitment because investors tend to undervalue stocks in that sector when they expect an economic drop-off. We believe that continued growth in 1999 will keep market favor moving in their direction.

Five Largest Holdings

Expressed as a percentage of net assets as of 3/31/99

Financial Security Assurance  2.90%
Insurance

Astoria Financial Corp.       2.64
Savings and Loan

Universal Health              2.47
Hospital Management

Big Flower Holdings           2.34
Printing & Publishing

Blount International, Inc.    2.31
Miscellaneous Industrial

A Message to Our Shareholders
May 19, 1999
------------------------------------------------------------
-------------------
Dear Shareholder:
As 1999 began, major index advances have been driven by the stocks of a handful of very large companies. These stocks were getting more and more expensive--out of proportion to their earnings expectations. As a result, there was a substantial disparity in value between large and small companies, and between growth and value stocks. In recent months, however, that gap has started to narrow amid news of strong economic growth.

Our current economic environment has prompted many investors to turn to value stocks that typically fare better in a growing economy, and have been selling at a significant discount to the market.

Many sectors of the bond market have also begun to rebound from last year's global financial crisis. Furthermore, while bonds have not generated higher returns than stocks in recent years, they have demonstrated that they hold up better during market downturns. That's a thought to keep in mind going forward.

Diversification is critical
History shows that the markets generally bring prices in line with earnings performance, sooner or later. It also shows that two investment styles--value and growth--typically alternate in periods of superior performance.

What does this suggest? Instead of chasing popular market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings, when necessary, to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented equity funds, bond funds, and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time.
Prudential offers a wide range of mutual funds to help our shareholders diversify. We have also designed several balanced and diversified funds to allow one-decision diversification.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as of
PRUDENTIAL SMALL COMPANY
March 31, 1999 (Unaudited)                             VALUE
FUND, INC.
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--96.7%
COMMON STOCKS--96.4%
------------------------------------------------------------
Aerospace/Defense--0.8%
 443,600     Doncasters PLC (ADR)
                (United Kingdom)(a)                $
6,820,350
------------------------------------------------------------
Apparel--3.5%
 244,300     Cole National Corp.(a)
4,458,475
 192,600     Kellwood Co.
4,249,237
 382,700     Nautica Enterprises, Inc.(a)
4,329,294
1,050,700    Phillips-Van Heusen Corp.
7,289,231
 659,200     Reebok International, Ltd.
10,464,800
                                                   ---------
---

30,791,037
------------------------------------------------------------
Automotive--2.4%
  95,000     Borg-Warner Automotive, Inc.
4,542,187
 130,800     Midas, Inc.
4,365,450
 242,300     Simpson Industries, Inc.
2,332,138
 355,800     Strattec Security Corp.(a)
10,006,875
                                                   ---------
---

21,246,650
------------------------------------------------------------
Banks--0.8%
 306,200     Commercial Federal Corp.
7,100,013
------------------------------------------------------------
Building & Construction--3.6%
 365,300     Crossmann Communities, Inc.(a)
7,283,168
 240,500     Giant Cement Holding Inc.(a)
4,133,594
 235,400     Nortek Inc.
5,826,150
 346,800     NVR, Inc.(a)
14,608,950
                                                   ---------
---

31,851,862
------------------------------------------------------------
Building & Products--0.7%
 661,700     Cameron Ashley Building Products
                Inc.(a)
6,038,013
Business Services--0.8%
 584,200     World Fuel Services Corp.             $
6,791,325
------------------------------------------------------------
Chemicals--1.9%
1,297,300    Agrium, Inc. (Canada)
11,918,944
 267,100     Arch Chemicals Inc.(a)
4,473,925
                                                   ---------
---

16,392,869
------------------------------------------------------------
Coal--0.5%
 329,300     Arch Coal Inc.
4,363,225
------------------------------------------------------------
Computer Software & Services--2.5%
 478,000     Banctec, Inc.(a)
5,885,375
 448,200     Platinum Technology, Inc.(a)
11,429,100
 230,700     Wang Laboratories, Inc.(a)
4,527,488
                                                   ---------
---

21,841,963
------------------------------------------------------------
Containers & Packaging--1.5%
 363,700     ACX Technologies, Inc.(a)
4,773,563
 274,200     Shorewood Packaging Corp.(a)
5,381,175
 217,800     U.S. Can Corp.(a)
3,212,550
                                                   ---------
---

13,367,288
------------------------------------------------------------
Diversified Resources--0.1%
  62,600     Amcol International Corp.
626,000
------------------------------------------------------------
Electrical Utilities--1.3%
 129,100     Sierra Pacific Resources Inc. Co.
4,542,706
 247,200     TNP Enterprises, Inc.
7,107,000
                                                   ---------
---

11,649,706

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of
PRUDENTIAL SMALL COMPANY
March 31, 1999 (Unaudited)                             VALUE
FUND, INC.
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Electrical Equipment--0.9%
 441,300     Belden, Inc.                          $
7,529,681
------------------------------------------------------------
Electronics--1.2%
 355,900     Marshall Industries(a)
4,804,650
 946,200     Pioneer-Standard Electronics, Inc.
6,209,438
                                                   ---------
---

11,014,088
------------------------------------------------------------
Food Distribution--1.6%
  66,200     Fleming Cos., Inc.
566,837
 632,400     Richfood Holdings, Inc.
13,636,125
                                                   ---------
---

14,202,962
------------------------------------------------------------
Foods--1.9%
 395,600     International Home Foods Inc.(a)
6,354,325
 303,200     Suiza Foods Corp.(a)
10,214,050
                                                   ---------
---

16,568,375
------------------------------------------------------------
Furniture--1.2%
 284,000     Furniture Brands International,
                Inc.(a)
6,283,500
 201,100     Stanley Furniture Company, Inc.(a)
3,921,450
                                                   ---------
---

10,204,950
------------------------------------------------------------
Gas Distribution--1.1%
 278,000     Eastern Enterprises, Inc.
10,112,250
------------------------------------------------------------
Health Services--3.7%
 969,700     Beverly Enterprises, Inc.(a)
4,969,713
 835,500     Foundation Health Systems, Inc.(a)
10,182,656
 627,600     Raytel Medical Corp.(a)
2,588,850
1,124,250    Sierra Health Services, Inc.(a)
14,615,250
                                                   ---------
---

32,356,469
------------------------------------------------------------
Hospital Management--3.4%
 837,200     Quorum Health Group, Inc.(a)
8,372,000
 499,700     Universal Health Services, Inc.
                Class B(a)                         $
21,612,025
                                                   ---------
---

29,984,025
------------------------------------------------------------
Hotel/Motel--2.7%
1,174,700    Lodgian, Inc.(a)
5,212,731
 483,400     Prime Hospitality Corp.(a)
4,803,788
 852,100     Red Roof Inns, Inc.(a)
13,420,575
                                                   ---------
---

23,437,094
------------------------------------------------------------
Household Products--1.9%
 499,100     Premark International, Inc.
16,439,106
------------------------------------------------------------
Insurance--10.6%
 567,427     Amerus Life Holdings, Inc. Class A
13,618,248
 291,700     ARM Financial, Inc.
4,357,269
 578,700     Capital Re Corp.
9,982,575
 563,700     CNA Surety Corp.
6,975,788
 551,400     Enhance Financial Services Group,
                Inc.
12,544,350
 512,300     Financial Security Assurance
                Holdings, Ltd.
25,422,887
 538,600     Harleysville Group, Inc.
10,435,375
 681,600     MMI Cos., Inc.
10,479,600
                                                   ---------
---

93,816,092
------------------------------------------------------------
Machinery--1.9%
 278,580     Allied Products Corp.
835,740
 829,800     CTB International Corp.(a)
5,289,975
 864,500     Omniquip International, Inc.(a)
10,157,875
                                                   ---------
---

16,283,590
------------------------------------------------------------
Media--2.2%
 749,290     Granite Broadcasting Corp.(a)
4,964,046
 309,300     Young Broadcasting, Inc., Class
                A(a)
14,111,813
                                                   ---------
---

19,075,859

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of
PRUDENTIAL SMALL COMPANY
March 31, 1999 (Unaudited)                             VALUE
FUND, INC.
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Metals Processing--2.5%
 441,450     Chase Industries, Inc.(a)             $
3,366,056
 557,900     Hawk Corporation
4,463,200
 685,900     Ladish Co., Inc.
4,715,563
 447,500     Wolverine Tube, Inc.(a)
9,453,437
                                                   ---------
---

21,998,256
------------------------------------------------------------
Miscellaneous Industrial--12.2%
1,118,400    Aztec Corp.(a)
5,382,300
 702,300     Blount International, Inc., Class A
20,278,912
 272,650     Clarcor, Inc.
4,652,091
 790,900     Coinmach Laundry Corp.(a)
8,106,725
 610,100     DT Industries, Inc.
4,308,831
 325,700     Graco, Inc.
7,185,756
 641,500     Griffon Corp.
4,410,313
 302,900     Kimball International, Inc. Class B
4,505,637
 227,300     Lincoln Electric Holdings, Inc.
4,233,463
 197,446     Mark IV Industries, Inc.
2,579,138
 204,000     Pentair, Inc.
6,885,000
 544,300     Regal Beloit Corp.
9,831,419
 370,735     Robbins & Myers, Inc.
6,395,179
 582,100     United Dominion Industries, Ltd.
                (Canada)
11,569,237
 471,000     Vari-Lite International, Inc.(a)
1,265,813
 248,400     Varian Associates Inc.(a)
4,331,475
  47,543     Varlen Corp.
1,045,946
                                                   ---------
---

106,967,235
------------------------------------------------------------
Oil & Gas Exploration/Production--6.5%
1,055,000    Bellwether Exploration Co.
3,758,438
 345,900     Cabot Oil & Gas Corp.
4,993,931
1,213,900    Comstock Resources, Inc.(a)
3,717,569
 211,900     Devon Energy Corp.
5,840,494
 620,900     Louis Dreyfus Natural Gas Corp.(a)
9,003,050
 650,900     Santa Fe Energy Resources, Inc.(a)
4,759,706
 501,700     Snyder Oil Corp.
7,431,431
 442,300     St. Mary Land & Exploration Co.
7,684,962
1,133,900    Vintage Petroleum, Inc.
10,205,100
                                                   ---------
---

57,394,681
Paper & Packaging--0.7%
 544,300     Schweitzer-Mauduit International,
                Inc.                               $
6,259,450
------------------------------------------------------------
Printing & Publishing--3.7%
 658,500     Big Flower Holdings, Inc.(a)
20,495,812
 578,000     World Color Press, Inc.(a)
12,282,500
                                                   ---------
---

32,778,312
------------------------------------------------------------
Regional Banks--1.5%
 235,300     Community First Bankshares, Inc.
4,706,000
 466,600     Peoples Heritage Financial Group
8,398,800
                                                   ---------
---

13,104,800
------------------------------------------------------------
Restaurants--3.7%
 114,300     CKE Restaurants, Inc.
2,257,425
 944,800     Host Marriott Services Corp.
6,377,400
  84,500     Ruby Tuesday, Inc.(a)
1,468,187
1,184,000    Ryan's Family Steak Houses, Inc.(a)
14,282,000
 480,600     VICORP Restaurants, Inc.(a)
7,689,600
                                                   ---------
---

32,074,612
------------------------------------------------------------
Retail--3.6%
 659,800     Bon-Ton Stores, Inc.(a)
4,866,025
 587,600     Dress Barn, Inc.(a)
8,152,950
 465,600     Pier 1 Imports, Inc.
3,783,000
 892,500     Stage Stores, Inc.(a)
6,470,625
 795,800     Stein Mart, Inc.(a)
7,958,000
                                                   ---------
---

31,230,600
------------------------------------------------------------
Savings & Loan--2.6%
 462,100     Astoria Financial Corp.
23,105,000
------------------------------------------------------------
Specialty Chemicals--2.3%
 277,300     Cambrex Corp.
6,135,262
 464,400     Lilly Industries, Inc., Class A
7,169,175
 527,500     M.A. Hanna Co.
6,758,594
                                                   ---------
---

20,063,031

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of
PRUDENTIAL SMALL COMPANY
March 31, 1999 (Unaudited)                             VALUE
FUND, INC.
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

Shares       Description                    Value (Note 1)
------------------------------------------------------------
Steel - Producers--0.5%
 176,700     Northwest Pipe Co.(a)                 $
2,915,550
  85,389     Ryerson Tull, Inc.
1,254,151
                                                   ---------
---

4,169,701
------------------------------------------------------------
Textiles--1.2%
 685,100     Dan River Inc., Class A(a)
5,823,350
 493,700     Guilford Mills, Inc.
4,319,875
                                                   ---------
---

10,143,225
------------------------------------------------------------
Trucking & Shipping--0.7%
 466,300     Interpool, Inc.
6,295,050
                                                   ---------
---
             Total common stocks
                (cost $948,940,942)
845,488,795
------------------------------------------------------------
CORPORATE BOND--0.3%
Principal
Amount
(000)
$  2,679     Robbins & Myers, Inc.,
                Convertible to 36.7 shares per
                1,000 par 6.50%, 9/1/03
                (Misc. Industrial)
                (cost $2,679,000)
2,411,100
                                                   ---------
---
             Total long-term investments
                (cost $951,619,942)
847,899,895
SHORT-TERM INVESTMENT--3.3%
------------------------------------------------------------
  28,567     Joint Repurchase Agreement Account,
                4.91%, 4/1/99
                (cost $28,567,000; Note 5)
28,567,000
------------------------------------------------------------
Total Investments--100.0%
             (cost $980,186,942; Note 4)
876,466,895
             Liabilities in excess of other
                assets
(73,789)
                                                   ---------
---
             Net Assets--100%
$876,393,106
                                                   ---------
---
                                                   ---------
---

---------------
ADR--American Depository Receipt.
(a) Non-income producing security.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Statement of Assets and Liabilities             PRUDENTIAL
SMALL COMPANY
(Unaudited)                                     VALUE FUND,
INC.
------------------------------------------------------------
--------------------

Assets
March 31, 1999
Investments, at value (cost
$980,186,942)...............................................
 ...................      $ 876,466,895
Cash........................................................
 ...............................................
100,491
Receivable for investments
sold........................................................
 ....................          9,946,241
Receivable for Fund shares
sold........................................................
 ....................          1,188,187
Dividends and interest
receivable..................................................
 ........................            961,597
Deferred expense and other
assets......................................................
 ....................             13,649

--------------
   Total
assets......................................................
 ......................................        888,677,060

--------------
Liabilities
Payable for Fund shares
reacquired..................................................
 .......................          7,123,423
Payable for investments
purchased...................................................
 .......................          3,978,797
Management fee
payable.....................................................
 ................................            531,950
Distribution fee
payable.....................................................
 ..............................            445,468
Accrued
expenses....................................................
 .......................................            194,361
Withholding tax
payable.....................................................
 ...............................              9,955

--------------
   Total
liabilities.................................................
 ......................................         12,283,954

--------------
Net
Assets......................................................
 ...........................................      $
876,393,106

--------------

--------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ...........................      $     758,489
   Paid-in capital in excess of
par.........................................................
 ...............        964,239,724

--------------

964,998,213
   Net investment
loss........................................................
 .............................         (1,352,925)
   Accumulated net realized gain on
investments.................................................
 ...........         16,467,865
   Net unrealized depreciation on
investments.................................................
 .............       (103,720,047)

--------------
Net assets, March 31,
1999........................................................
 .........................      $ 876,393,106

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($333,674,338 / 27,489,227 shares of common stock
issued and outstanding)............................
$12.14
   Maximum sales charge (5% of offering
price)......................................................
 .......                .64

--------------
   Maximum offering price to
public......................................................
 ..................             $12.78

--------------

--------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($399,234,893 / 36,427,505 shares of common stock
issued and outstanding)............................
$10.96

--------------

--------------
Class C:
   Net asset value and redemption price per share
      ($24,911,585 / 2,272,957 shares of common stock issued
and outstanding)..............................
$10.96
   Sales charge (1% of offering
price)......................................................
 ...............                .11

--------------
   Offering price to
public......................................................
 ..........................             $11.07

--------------

--------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($118,572,290 / 9,659,187 shares of common stock
issued and outstanding).............................
$12.28

--------------

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

PRUDENTIAL SMALL COMPANY
VALUE FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                    Six
Months
                                                      Ended
Net Investment Income (Loss)                      March 31,
1999
Income
   Dividends (net of foreign withholding taxes
      of $30,586)..............................    $
4,846,515
   Interest....................................
1,837,943
                                                  ----------
----
      Total income.............................
6,684,458
                                                  ----------
----
Expenses
   Management fee..............................
3,567,185
   Distribution fee--Class A...................
462,545
   Distribution fee--Class B...................
2,457,244
   Distribution fee--Class C...................
139,775
   Transfer agent's fees and expenses..........
1,103,000
   Reports to shareholders.....................
90,000
   Registration fees...........................
80,000
   Custodian's fees and expenses...............
73,000
   Legal fees and expenses.....................
19,000
   Insurance expense...........................
15,500
   Audit fees and expenses.....................
12,500
   Directors' fees and expenses................
12,500
   Miscellaneous...............................
5,134
                                                  ----------
----
      Total expenses...........................
8,037,383
                                                  ----------
----
Net investment income (loss)...................
(1,352,925)
                                                  ----------
----
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain on investment transactions...
1,272,594
Net change in unrealized appreciation
   (depreciation) on investments...............
(17,484,477)
                                                  ----------
----
Net loss on investments........................
(16,211,883)
                                                  ----------
----
Net Decrease in Net Assets
Resulting from Operations......................
$(17,564,808)
                                                  ----------
----
                                                  ----------
----

PRUDENTIAL SMALL COMPANY
VALUE FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months        Year
Ended
Increase (Decrease)                  Ended         September
30,
in Net Assets                    March 31, 1999         1998
Operations
   Net investment income
      (loss)...................  $   (1,352,925)   $
(4,946,053)
   Net realized gain on
      investments..............       1,272,594
150,641,304
   Net change in unrealized
      appreciation
      (depreciation) on
      investments..............     (17,484,477)
(392,297,749)
                                 --------------    ---------
-----
   Net decrease in net assets
      resulting from
      operations...............     (17,564,808)
(246,602,498)
                                 --------------    ---------
-----
Distributions from net realized
   gains (Note 1)
   Class A.....................     (41,109,661)
(40,869,566)
   Class B.....................     (62,450,536)
(70,405,034)
   Class C.....................      (3,389,932)
(2,549,512)
   Class Z.....................     (14,727,094)
(14,791,748)
                                 --------------    ---------
-----
                                   (121,677,223)
(128,615,860)
                                 --------------    ---------
-----
Fund share transactions (net of
   conversions) (Note 6)
   Proceeds from shares sold...     280,995,930
864,798,421
   Net asset value of shares
      issued in reinvestment of
      distributions............     117,928,503
124,093,166
   Cost of shares reacquired...    (415,453,352)
(813,331,700)
                                 --------------    ---------
-----
   Net increase (decrease) in
      net assets from Fund
      share transactions.......     (16,528,919)
175,559,887
                                 --------------    ---------
-----
Total decrease.................    (155,770,950)
(199,658,471)
Net Assets
Beginning of period............   1,032,164,056
1,231,822,527
                                 --------------    ---------
-----
End of period..................  $  876,393,106
$1,032,164,056
                                 --------------    ---------
-----
                                 --------------    ---------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Notes to Financial Statements            PRUDENTIAL SMALL
COMPANY
(Unaudited)                              VALUE FUND, INC.
------------------------------------------------------------
--------------------
Prudential Small Company Value Fund, Inc. is registered
under the Investment
Company Act of 1940 as a diversified, open-end management
investment company.
The investment objective of the Fund is to achieve capital
growth by investing
in a carefully selected portfolio of common stocks.
Investment income is of
incidental importance, and the Fund may invest in securities which do not
produce any income.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuations: Investments traded on a national securities exchange are valued at the last reported sales price on the primary
exchange on which they
are traded. Securities traded in the over-the-counter market
(including
securities listed on exchanges whose primary market is
believed to be
over-the-counter) and listed securities for which no sale
was reported on that
date are valued at the mean between the last reported bid
and asked prices. Any
security for which a reliable market quotation is
unavailable is valued at fair
value as determined in good faith by or under the direction
of the Fund's Board
of Directors. Short-term securities which mature in more
than 60 days are valued
based upon current market quotations. Short-term securities
which mature in 60
days or less are valued at amortized cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian or
designated
subcustodians, as the case may be under triparty repurchase
agreements, take
possession of the underlying collateral securities, the
value of which exceeds
the principal amount of the repurchase transaction,
including accrued interest.
If the seller defaults and the value of the collateral
declines or if bankruptcy
proceedings are commenced with respect to the seller of the
security,
realization of the collateral by the Fund may be delayed or
limited.
All securities are valued as of 4:15 p.m., New York time. Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Dividend income is recorded on the
ex-dividend date; interest income is recorded on the accrual basis. Expenses are
recorded on the accrual basis which may require the use of
certain estimates by
management.
Net investment income (loss), other than distribution fees,
and unrealized and
realized gains or losses are allocated daily to each class
of shares of the Fund
based upon the relative proportion of net assets of each
class at the beginning
of the day.
Taxes: It is the Fund's policy to continue to meet the
requirements of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable net income to its
shareholders. Therefore, no
federal income tax provision is required.
Withholding taxes on foreign dividends have been provided
for in accordance with
the Fund's understanding of the applicable country's tax
rules and rates.
Dividends and Distributions: The Fund expects to pay
dividends of net investment
income, if any, semi-annually and make distributions at
least annually of any
net capital gains. Dividends and distributions are recorded
on the ex-dividend
date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. Pursuant to a subadvisory agreement between PIFM
and The Prudential
Investment Corporation ('PIC'), PIC furnishes investment
advisory services in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, the compensation of officers of the
Fund, occupancy and
certain clerical and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly, at an annual
rate of .70 of 1% of the Fund's average daily net assets. The Fund has a distribution agreement with Prudential Investment Management
Services LLC ('PIMS'), which acts as the distributor of the
Class A, Class B,
Class C and Class Z shares of the Fund. The Fund compensates
PIMS for
distributing and servicing the Fund's Class A, Class B and
Class C shares,
pursuant to plans of distribution, (the 'Class A, B and C
Plans'), regardless of
expenses actually incurred by them. The distribution fees
are accrued daily and
payable monthly. No distribution or service fees are paid to
PIMS as distributor
of the Class Z shares of the Fund.
------------------------------------------------------------
--------------------
                                       10

Notes to Financial Statements               PRUDENTIAL SMALL
COMPANY
(Unaudited)                                 VALUE FUND, INC.
------------------------------------------------------------
--------------------
Pursuant to the Class A, B and C Plans, the Fund compensates
PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%,
of the average daily net assets of the Class A, B and C
shares, respectively.
Such expenses were .25 of 1%, 1% and 1% of the average daily net assets of the
Class A, Class B and Class C shares, respectively, for the
six months ended
March 31, 1999.
PIMS has advised the Fund that it received approximately
$251,000 in front-end
sales charges resulting from sales of Class A and Class C
shares during the six
months ended March 31, 1999. From these fees, PIMS paid such sales charges to
affiliated broker-dealers, which in turn paid commissions to salespersons and
incurred other distribution costs.
PIMS has advised the Fund that for the six months ended
March 31, 1999, it
received approximately $879,000 and $8,702 in contingent
deferred sales charges
imposed upon certain redemptions by Class B and Class C
shareholders,
respectively.
PIFM, PIMS and PIC are indirect, wholly owned subsidiaries
of The Prudential
Insurance Company of America.
As of March 11, 1999, the Company along with other
unaffiliated registered
investment companies (the 'Funds'), entered into a
syndicated agreement ('SCA')
with an unaffiliated lender. The maximum commitment under
the SCA is $1 billion.
The Funds pay a commitment fee at an annual rate of .065 of
1% on the unused
portion of the credit facility, which is accrued and paid
quarterly on a pro
rata basis by the Funds. The SCA expires on March 10, 2000.
Prior to March 11,
1999, the Funds had a credit agreement with a maximum
commitment of
$200,000.000. The commitment fee was .055 of 1% on the
unused portion of the
credit facility. The Fund did not borrow any amounts
pursuant to either
agreement during the six months ended March 31, 1999. The
purpose of the
agreements is to serve as an alternative source of funding
for capital share
redemptions.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the six months
ended March 31, 1999,
the Fund incurred fees of approximately $1,125,000 for the
services of PMFS. As
of March 31, 1999, approximately $201,000 of such fees were
due to PMFS.
Transfer agent fees and expenses in Statement of Operations
include certain
out-of-pocket expenses paid to nonaffliates.
For the six months ended March 31, 1999, PSI earned
approximately $4,000 in
brokerage commissions from portfolio transactions executed
on behalf of the
Fund.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the six months ended March 31, 1999 were $190,832,827
and $297,119,189,
respectively.
The federal income tax basis of the Fund's investments at
March 31, 1999 was
$980,392,030 and, accordingly, net unrealized depreciation
for federal income
tax purposes was $103,925,135 (gross unrealized appreciation-
-$100,691,899 gross
unrealized depreciation--$204,617,034).
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Treasury or federal agency obligations. As of March
31, 1999, the Fund
had an 5.14% undivided interest in the joint account. The
undivided interest for
the Fund represents $28,567,000 in the principal amount. As
of such date, each
repurchase agreement in the joint account and the collateral therefor were as
follows:
Bear Stearns & Co., 4.92%, in the principal amount of
$170,000,000, repurchase
price $170,023,233, due 4/1/99. The value of the collateral
including accrued
interest was $174,282,442.
Salomon Smith Barney, Inc., 4.90%, in the principal amount
of $170,000,000,
repurchase price $170,023,139, due 4/1/99. The value of the
collateral including
accrued interest was $174,947,170.
Morgan Stanley Dean Witter, 4.90%, in the principal amount
of $170,000,000,
repurchase price $170,023,139, due 4/1/99. The value of the
collateral including
accrued interest was $173,474,773.
SBC Warburg Dillon Read, Inc., 4.97%, in the principal
amount of $44,773,000,
repurchase price $44,779,181, due 4/1/99. The value of the
collateral including
accrued interest was $45,668,747.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z
shares. Class A shares are
sold with a front-end sales charge of up to to 5%. Class B
shares are sold with
a contingent deferred sales charge which declines from 5%
------------------------------------------------------------
--------------------
                                       11

Notes to Financial Statements                   PRUDENTIAL
SMALL COMPANY
(Unaudited)                                     VALUE FUND,
INC.
------------------------------------------------------------
--------------------
to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Prior to November 2, 1998, Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Class
B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
There are 750 million shares of common stock authorized $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class
Z common stock. Class A, Class B and Class Z shares each consist of 200 million authorized shares. Class C shares consist of 150 million authorized shares.
Transactions in shares of common stock for the six months ended March 31, 1999 and year ended September 30, 1998 were as follows:

Class A                                Shares         Amount
-----------------------------------  -----------   ---------
----
Six months ended March 31, 1999:
Shares sold........................    9,957,438   $
128,651,038
Shares issued in reinvestment of
  distributions....................    2,977,458
39,600,186
Shares reacquired..................  (13,448,570)
(172,012,109)
                                     -----------   ---------
----
Net decrease in shares outstanding
  before conversion................     (513,674)
(3,760,885)
Shares issued upon conversion from
  Class B..........................    1,504,238
18,860,136
                                     -----------   ---------
----
Net increase in shares
  outstanding......................      990,564   $
15,099,251
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended September 30, 1998:
Shares sold........................   16,276,703   $
281,232,761
Shares issued in reinvestment of
  distributions....................    2,427,115
39,246,447
Shares reacquired..................  (15,693,393)
(272,105,329)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................    3,010,425
48,373,879
Shares issued upon conversion from
  Class B..........................    1,693,186
28,221,380
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    4,703,611   $
76,595,259
                                     -----------   ---------
----
                                     -----------   ---------
----
Class B                                Shares         Amount
-----------------------------------  -----------   ---------
----
Six months ended March 31, 1999:
Shares sold........................    6,943,591   $
83,002,073
Shares issued in reinvestment of
  distributions....................    5,000,512
60,256,172
Shares reacquired..................  (14,549,690)
(168,114,652)
                                     -----------   ---------
----
Net decrease in shares outstanding
  before conversion................   (2,605,587)
(24,856,407)
Shares reacquired upon conversion
  into Class A.....................   (1,663,777)
(18,860,136)
                                     -----------   ---------
----
Net decrease in shares
  outstanding......................   (4,269,364)  $
(43,716,543)
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended September 30, 1998:
Shares sold........................   20,431,318   $
330,294,528
Shares issued in reinvestment of
  distributions....................    4,531,677
67,567,307
Shares reacquired..................  (19,026,353)
(301,792,212)
                                     -----------   ---------
----
Net increase in shares outstanding
  before conversion................    5,936,642
96,069,623
Shares reacquired upon conversion
  into Class A.....................   (1,842,451)
(28,221,380)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    4,094,191   $
67,848,243
                                     -----------   ---------
----
                                     -----------   ---------
----
Class C
-----------------------------------
Six months ended March 31, 1999:
Shares sold........................      748,985   $
8,981,444
Shares issued in reinvestment of
  distributions....................      278,300
3,353,512
Shares reacquired..................     (875,902)
(10,106,527)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................      151,383   $
2,228,429
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended September 30, 1998:
Shares sold........................    1,868,621   $
30,323,339
Shares issued in reinvestment of
  distributions....................      167,005
2,490,049
Shares reacquired..................   (1,164,216)
(18,657,047)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................      871,410   $
14,156,341
                                     -----------   ---------
----
                                     -----------   ---------
----
Class Z
-----------------------------------
Six months ended March 31, 1999:
Shares sold........................    4,538,022   $
60,361,375
Shares issued in reinvestment of
  distributions....................    1,095,136
14,718,633
Shares reacquired..................   (5,012,091)
(65,220,064)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................      621,067   $
9,859,944
                                     -----------   ---------
----
                                     -----------   ---------
----
Year ended September 30, 1998:
Shares sold........................   12,690,019   $
222,947,793
Shares issued in reinvestment of
  distributions....................      908,438
14,789,363
Shares reacquired..................  (12,501,837)
(220,777,112)
                                     -----------   ---------
----
Net increase in shares
  outstanding......................    1,096,620   $
16,960,044
                                     -----------   ---------
----
                                     -----------   ---------
----

------------------------------------------------------------
--------------------
                                       12

Financial Highlights (Unaudited)       PRUDENTIAL SMALL
COMPANY VALUE FUND, INC.
------------------------------------------------------------
--------------------

Class A

------------------------------------------------------------
--

Six Months

Ended                   Year Ended September 30,

March 31,      ---------------------------------------------
--

1999          1998         1997         1996         1995

----------     --------     --------     --------     ------
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................    $  13.79      $  18.95
$  15.30     $  14.18     $  12.40

----------     --------     --------     --------     ------
--
Income from investment operations
Net investment income
(loss).................................         .01
--(a)       .02(a)       .04(a)       .05(a)
Net realized and unrealized gain (loss) on investment

transactions..............................................
(.13)        (3.31)        6.06         1.75         2.57

----------     --------     --------     --------     ------
--
   Total from investment
operations..........................        (.12)
(3.31)        6.08         1.79         2.62

----------     --------     --------     --------     ------
--
Less distributions
Distributions from net realized
gains........................       (1.53)        (1.85)
(2.43)        (.67)        (.84)

----------     --------     --------     --------     ------
--
Net asset value, end of
period...............................    $  12.14      $
13.79     $  18.95     $  15.30     $  14.18

----------     --------     --------     --------     ------
--

----------     --------     --------     --------     ------
--
TOTAL
RETURN(b):.............................................
(27.14)%      (18.90)%      45.92%       13.38%       23.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................    $333,674
$365,431     $412,980     $237,306     $242,231
Average net assets
(000).....................................    $371,053
$443,189     $287,894     $223,091     $174,449
Ratios to average net assets:
   Expenses, including distribution
fees.....................        1.23%(c)      1.17%
1.21%        1.24%        1.33%
   Expenses, excluding distribution
fees.....................         .98%(c)       .92%
 .96%         .99%        1.08%
   Net investment income
(loss)..............................         .08%(c)
--          .15%         .33%         .30%
For Class A, B, C and Z shares:
   Portfolio
turnover........................................
20%           36%          58%          53%          64%

1994

--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................  $  13.06

--------
Income from investment operations
Net investment income
(loss).................................        --(a)
Net realized and unrealized gain (loss) on investment

transactions..............................................
 .13

--------
   Total from investment
operations..........................       .13

--------
Less distributions
Distributions from net realized
gains........................      (.79)

--------
Net asset value, end of
period...............................  $  12.40

--------

--------
TOTAL
RETURN(b):.............................................
1.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................  $103,078
Average net assets
(000).....................................  $ 97,877
Ratios to average net assets:
   Expenses, including distribution
fees.....................      1.33%
   Expenses, excluding distribution
fees.....................      1.09%
   Net investment income
(loss)..............................       .00%
For Class A, B, C and Z shares:
   Portfolio
turnover........................................        82%

---------------
(a) Calculated based upon weighted average shares
outstanding during the year.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Financial Highlights                         PRUDENTIAL
SMALL COMPANY
(Unaudited)                                  VALUE FUND,
INC.
------------------------------------------------------------
--------------------

Class B

------------------------------------------------------------
--

Six Months

Ended                   Year Ended September 30,

March 31,      ---------------------------------------------
--

1999          1998         1997         1996         1995

----------     --------     --------     --------     ------
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................    $  12.63      $  17.64
$  14.49     $  13.56     $  11.99

----------     --------     --------     --------     ------
--
Income from investment operations
Net investment income
(loss).................................        (.04)
(.12)(a)     (.09)(a)     (.06)(a)     (.06)(a)
Net realized and unrealized gain (loss) on investment

transactions..............................................
(.10)        (3.04)        5.67         1.66         2.47

----------     --------     --------     --------     ------
--
   Total from investment
operations..........................        (.14)
(3.16)        5.58         1.60         2.41

----------     --------     --------     --------     ------
--
Less distributions
Distributions from net realized
gains........................       (1.53)        (1.85)
(2.43)        (.67)        (.84)

----------     --------     --------     --------     ------
--
Net asset value, end of
period...............................    $  10.96      $
12.63     $  17.64     $  14.49     $  13.56

----------     --------     --------     --------     ------
--

----------     --------     --------     --------     ------
--
TOTAL
RETURN(b):.............................................
(27.68)%      (19.52)%      44.91%       12.56%       22.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................    $399,235
$514,159     $645,579     $378,861     $361,873
Average net assets
(000).....................................    $492,799
$678,462     $443,761     $355,636     $349,929
Ratios to average net assets:
   Expenses, including distribution
fees.....................        1.98%(c)      1.92%
1.96%        1.99%        2.08%
   Expenses, excluding distribution
fees.....................         .98%(c)       .92%
 .96%         .99%        1.08%
   Net investment income
(loss)..............................        (.67)%(c)
(.75)%       (.60)%       (.42)%       (.51)%

1994

--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................  $  12.74

--------
Income from investment operations
Net investment income
(loss).................................      (.09)(a)
Net realized and unrealized gain (loss) on investment

transactions..............................................
 .13

--------
   Total from investment
operations..........................       .04

--------
Less distributions
Distributions from net realized
gains........................      (.79)

--------
Net asset value, end of
period...............................  $  11.99

--------

--------
TOTAL
RETURN(b):.............................................
 .34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................  $425,502
Average net assets
(000).....................................  $399,920
Ratios to average net assets:
   Expenses, including distribution
fees.....................      2.09%
   Expenses, excluding distribution
fees.....................      1.09%
   Net investment income
(loss)..............................      (.76)%

---------------
(a) Calculated based upon weighted average shares
outstanding during the year.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

Financial Highlights
PRUDENTIAL SMALL COMPANY
(Unaudited)                                         VALUE
FUND, INC.
------------------------------------------------------------
--------------------

Class C

---------------------------------------------------------

Six Months

Ended                 Year Ended September 30,

March 31,      ------------------------------------------

1999          1998        1997        1996       1995

----------     --------     -------     ------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................    $  12.63      $  17.64
$ 14.49     $13.56     $11.99

----------     --------     -------     ------     ------
Income from investment operations
Net investment income
(loss).................................        (.04)
(.12)(a)    (.09)(a)   (.06)(a)   (.06)(a)
Net realized and unrealized gain (loss) on investment

transactions..............................................
(.10)        (3.04)       5.67       1.66       2.47

----------     --------     -------     ------     ------
   Total from investment
operations..........................        (.14)
(3.16)       5.58       1.60       2.41

----------     --------     -------     ------     ------
Less distributions
Distributions from net realized
gains........................       (1.53)        (1.85)
(2.43)      (.67)      (.84)

----------     --------     -------     ------     ------
Net asset value, end of
period...............................    $  10.96      $
12.63     $ 17.64     $14.49     $13.56

----------     --------     -------     ------     ------

----------     --------     -------     ------     ------
TOTAL
RETURN(b):.............................................
(27.68)%      (19.52)%     44.91%     12.56%     22.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................    $ 24,912      $
26,804     $22,049     $4,323     $1,545
Average net assets
(000).....................................    $ 28,032
$ 29,259     $ 8,762     $2,786     $  784
Ratios to average net assets:
   Expenses, including distribution
fees.....................        1.98%(c)      1.92%
1.96%      1.99%      2.08%
   Expenses, excluding distribution
fees.....................         .98%(c)       .92%
 .96%       .99%      1.08%
   Net investment income
(loss)..............................        (.67)%(c)
(.75)%      (.60)%     (.42)%     (.46)%

August 1,

1994(d)

Through

September 30,

1994

-------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................     $ 11.61

-----
Income from investment operations
Net investment income
(loss).................................        (.01)(a)
Net realized and unrealized gain (loss) on investment

transactions..............................................
 .39

-----
   Total from investment
operations..........................         .38

-----
Less distributions
Distributions from net realized
gains........................       --

-----
Net asset value, end of
period...............................     $ 11.99

-----

-----
TOTAL
RETURN(b):.............................................
3.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................     $   269
Average net assets
(000).....................................     $   179
Ratios to average net assets:
   Expenses, including distribution
fees.....................        2.22%(c)
   Expenses, excluding distribution
fees.....................        1.22%(c)
   Net investment income
(loss)..............................        (.31)%(c)

---------------
(a) Calculated based upon weighted average shares
outstanding during the period.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class C shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

Financial Highlights
PRUDENTIAL SMALL COMPANY
(Unaudited)                                        VALUE
FUND, INC.
------------------------------------------------------------
--------------------

Class Z

------------------------------------------------------

March 1,

Six Months     Year Ended September         1996(d)

Ended                 30,                 Through

March 31,      ---------------------     September 30,

1999          1998         1997           1996

----------     --------     --------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................    $  13.92      $  19.04
$  15.32        $ 13.69

----------     --------     --------         ------
Income from investment operations
Net investment income
(loss).................................         .02
 .04(a)       .06(a)         .05(a)
Net realized and unrealized gain (loss) on investment

transactions..............................................
(.13)        (3.31)        6.09           1.58

----------     --------     --------         ------
   Total from investment
operations..........................        (.11)
(3.27)        6.15           1.63

----------     --------     --------         ------
Less distributions
Distributions from net realized
gains........................       (1.53)        (1.85)
(2.43)            --

----------     --------     --------         ------
Net asset value, end of
period...............................    $  12.28      $
13.92     $  19.04        $ 15.32

----------     --------     --------         ------

----------     --------     --------         ------
TOTAL
RETURN(b):.............................................
(26.93)%      (18.58)%      46.38%         11.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................    $118,572
$125,770     $151,215        $68,516
Average net assets
(000).....................................    $130,112
$154,623     $ 97,310        $66,228
Ratios to average net assets:
   Expenses, including distribution
fees.....................         .98%(c)       .92%
 .96%           .99%(c)
   Expenses, excluding distribution
fees.....................         .98%(c)       .92%
 .96%           .99%(c)
   Net investment income
(loss)..............................         .33%(c)
 .25%         .40%           .58%(c)

---------------
(a) Calculated based upon weighted average shares
outstanding during the period.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(c) Annualized.
(d) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     16

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report, and are subject to change thereafter.

The accompanying financial statements as of March 31, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


743968109
743968208    MF109E2
743968307    743968406